Income Taxes - Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Reconciles The Statutory Rate To The Company SEffective Tax Rate Abstract
China Statutory income tax rate	25.00%	25.00%
Temporary difference		25.73%
Permanent difference	0.21%	(0.37%)
Effect of different tax jurisdiction	2.33%	14.75%
Effect of favorable tax rates on small-scale and low-profit entities	4.52%	0.43%
Valuation allowance	(26.87%)	(42.13%)
Effective tax rate	5.19%	(6.09%)